Cash and Cash Equivalents - Adjustments for non-cash items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Adjustments to reconcile profit (loss) [abstract]
Income taxes	$ (178)	$ (1,557)	$ (825)
Tax credit schemes accounted for as grants	(12)	(510)
Depreciation and amortization	344	105	81
Interest income			(9)
Interest expense	159	30	39
Share-based compensation expenses	1,379	3,408	2,362
Acquisition of property, plant and equipment	(90)
Change in fair value of convertible debt instruments			1,183
Other adjustments, primarily exchange rate adjustments	(1,061)	107	114
Total adjustments for non-cash items	$ 541	$ 1,583	$ 2,945